22,263-8                        Exchange Act-Forms                1868   4-28-99

                                    FORM 13F

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 03/31/01
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                            [ ]    is a restatement.
                            [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  AV Partners VI, L.P.

Address: 701 N. Brazos Street, Suite 1400, Austin, TX 78701

Form 13F File Number:  28-05403 ________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph C. Aragona
Title:  General Partner
Phone:  512 485-1900
Signature, Place, and Date of Signing:

/s/Joseph C. Aragona
--------------------------------------------------------------------------------
[Signature]

Austin, TX
--------------------------------------------------------------------------------
[City, State]

May 11, 2001
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                           0
                                                      --------
Form 13F Information Table Entry Total:
                                                             7
                                                      --------
Form 13F Information Table Value Total:
                                                      $ 72,698
                                                      --------
                                                     (thousands)
List of Other Included Managers:

   None

                                                   FORM 13F INFORMATION TABLE


                                                                                                               Voting Authority
                              Title                        Value       Shares/ Sh/ Put/ Invstmt   Other    ------------------------
      Name of Issuer         of class      CUSIP          (x$1000)     PrnAmt  Prn Call Dscretn  Managers      Sole    Shared   None
--------------------         --------    ---------       --------    --------- -------- -------  --------    --------- ------   ----
724 Solutions, Inc.          Common      81788Q100         54,817    5,481,677  SH       Sole                5,481,677   0       0
Ashford.com                  Common      044093102            266      424,958  SH       Sole                  424,958   0       0
Crossroads Systems Inc.      Common      22765D100          1,641      291,793  SH       Sole                  291,793   0       0
FreeMarkets                  Common      356602102            620       65,031  SH       Sole                   65,031   0       0
Lucent                       Common      549463107          1,489      149,378  SH       Sole                  149,378   0       0
MetaSolv Software Inc.       Common      591393103         13,531      957,922  SH       Sole                  957,922   0       0
Sapient Corp.                Common      803062108            334       42,795  SH       Sole                   42,795   0       0
                                         ------------------------
                                         TOTAL             72,698